Provisions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 MXN ($)
Main actuarial assumptions
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ (457)
Increase or decrease on obligations if decrease in actuarial assumption	$ 503
Medical benefits
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ 183
Increase or decrease on obligations if decrease in actuarial assumption	$ (164)
Annual salary growth
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ 28
Increase or decrease on obligations if decrease in actuarial assumption	$ (13)
Annual INPC growth
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ 13
Increase or decrease on obligations if decrease in actuarial assumption	(12)
Mortality
Employee benefits
Increase or decrease on obligations if increase in actuarial assumption	(86)
Increase or decrease on obligations if decrease in actuarial assumption	$ 74
Decrease in mortality (years)	2 years